UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7899

Merrill Lynch International Index Fund
Master International (Capitalization Weighted) Index Series - file # 811-7885

Address: P.O. Box 9011
         Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      International Index Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/02

Date of reporting period: 01/01/02 - 12/31/02

Item 1 - Is shareholder report attached? - Y

[LOGO] Merrill Lynch Investment Managers

Annual Report
December 31, 2002

Merrill Lynch
International
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                     Merrill Lynch International Index Fund

Important Tax
Information
(unaudited)

The following information summarizes all per share distributions paid by Merrill Lynch International Index Fund during the taxable year ended December 31, 2002:

=========================================================================================================
                             Non-Qualifying
                                Domestic        Foreign           Total         Foreign         Long-Term
Record            Payable       Ordinary         Source         Ordinary         Taxes           Capital
 Date               Date         Income          Income          Income          Paid             Gains
=========================================================================================================
Class A Shares:
---------------------------------------------------------------------------------------------------------
 3/12/2002       3/18/2002      $.000113        $.000096        $.000209        $.000042        $.009340
---------------------------------------------------------------------------------------------------------
12/17/2002      12/23/2002      $.030549        $.113693        $.144242        $.018884              --
=========================================================================================================
Class D Shares:
---------------------------------------------------------------------------------------------------------
 3/12/2002       3/18/2002      $.000111        $.000093        $.000204        $.000042        $.009340
---------------------------------------------------------------------------------------------------------
12/17/2002      12/23/2002      $.026845        $.099906        $.126751        $.018884              --
=========================================================================================================

The foreign taxes paid or withheld represent taxes incurred by the Fund on dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

                       Merrill Lynch International Index Fund, December 31, 2002

DEAR SHAREHOLDER

Fiscal Year in Review

For the year ended December 31, 2002, Merrill Lynch International Index Fund's Class A and Class D Shares had total returns of -16.06% and -16.21%, respectively. The Fund underperformed the total return of the unmanaged benchmark Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Capitalization Weighted Index of -15.94% for the same 12-month period. (Complete performance information can be found on pages 3 - 5 of this report to shareholders. References to markets of all countries/regions in this letter to shareholders correspond to those countries'/regions' weightings in the MSCI EAFE Index and are in U.S. dollar terms unless otherwise noted.)

The year 2002 represented the third consecutive year whereby the MSCI EAFE posted a negative return. We saw negative results from most of the major international markets, expressed in their local currency terms, with the CAC40 Index closing down 1,560.67 points at 3063.91 or -33.75% and the FTSE 100 Index closing down 1,277 points at 3940.40 or -24.48%. In the Asian markets, the Hang Seng Index closed down 2,075.92 points at 9321.29 or -18.21% and the Nikkei 225 Index closed down 1,963.65 points at 8578.95 or -18.63%.

The year 2002 was dismal for all countries in the MSCI EAFE Index, as only two of the 21 EAFE countries achieved positive returns. Top performers were New Zealand and Austria with returns of +20.03% and +14.36%, respectively. The worst performers included Germany, Sweden and Finland with returns of -34.06%, -31.47% and -31.23%, respectively. Negative returns from poor performers led to shrinking market capitalization, resulting in decreases in individual country weighting in the benchmark. Turning to specific stock sectors, returns were negative across all 10 EAFE sectors. The top performer was consumer staples at -2.30%, followed by materials at -4.63% and energy at -5.09%. Worst performance for the year was in information technology at -39.43%, telecommunications at -24.37% and financials at -21.43%.

The first quarter of 2002 was quiet and uneventful relative to the rest of the year. Extreme market volatility took a turn for the worse late in the second quarter. The excessive volatility was mainly a result of the successive failure of high-profile companies and increased concerns about accounting standards. Although international markets experienced three weeks of consecutive gains in August, the markets lost ground for the next five following weeks and closed with negative returns for the third quarter. A significant rebound was seen in the fourth quarter with a total return of +6.46%. During the fourth quarter, 19 of the 21 EAFE countries posted positive returns, and returns were positive across all 10 EAFE sectors. Technology rebounded with telecommunications and information technology posting the best sector returns, at +24.59% and +9.43%, respectively. Better-than-estimated corporate earnings reports and the belief that corporate earnings had bottomed spurned an improvement in market conditions. The impressive fourth-quarter rally can also be partially attributed to the promise of fiscal stimulus from the Federal Reserve Board and the European Central Bank's lowering of interest rates late in 2002.

After cutting interest rates 11 consecutive times in 2001, the Federal Reserve Board left interest rates unchanged at 1.75% until the fourth quarter of 2002. At its meeting on November 6, the Federal Reserve Board decided to lower its target rate by an unexpected 50 basis points (.50%) to 1.25%. Economic data indicated that greater uncertainty, in part attributable to heightened geopolitical risks, was inhibiting spending, production and employment. At its November 7 meeting, the Governing Council of the European Central Bank declined to match the half-point rate reduction by the Federal Reserve Board and left its rate unchanged at 3.25%. However, at its December 5 meeting, the European Central Bank cut interest rates by 50 basis points to 2.75%, reflecting the persistently high degree of uncertainty. Over time, the current accommodative stance of monetary policy, coupled with still robust underlying growth in productivity, should be sufficient to foster an improving business climate. However, considerable uncertainty persists about the extent and timing of the expected pickup in production and employment, owing in part to the emergence of heightened geopolitical risks.

With the worst returns of the year in September 2002, and the MSCI EAFE at -10.74% for the month, the fourth quarter of 2002 brought the positive returns that investors were hoping for, but not without volatility. October and November were significantly positive months, but December again gave way to negative returns. Looking forward to 2003, investor confidence remains shaken with the possibility of a military confrontation with Iraq, unanticipated high unemployment and disappointing holiday sales. Consumer confidence unexpectedly fell in December for the sixth time in seven months as unemployment threatened to undermine spending and economic growth early next year.

At December 31, 2002, net assets of the Series were $167 million. The principal investments of Master International Index Series are in MSCI EAFE provisional stocks with index weightings of individual stocks in proportion to that of the Index. Incremental cash flows are typically invested through the use of index futures contracts of several major international indexes, which serve to provide an effective mechanism for maintaining equity exposure, while also keeping a pool of liquidity available. At December 31, 2002, the Series' equity portfolio was valued at $158 million, which represents approximately 95% of the Series' net assets. In addition, the Series held a long position in various international March 2003 futures contracts.

Through its holding of equities and futures contracts, it is the Series' goal to be 100% invested in the countries represented by MSCI EAFE Index at all times. Additionally, significant changes were made in the MSCI EAFE Index in 2002. In response to those changes, shares were bought and sold accordingly in order to maintain index weightings in the Series in proportion to that of the benchmark.

In Conclusion

We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director

February 10, 2003

PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser waived a portion of their administrative fee and all of their management fee, respectively. In addition, the Investment Adviser reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.


                                      2 & 3

                       Merrill Lynch International Index Fund, December 31, 2002

Recent
Performance
Results

                                                        6-Month        12-Month     Since Inception
As of December 31, 2002                              Total Return    Total Return    Total Return
===================================================================================================
ML International Index Fund Class A Shares*             -15.07%         -16.06%       -  4.49%
---------------------------------------------------------------------------------------------------
ML International Index Fund Class D Shares*             -15.12          -16.21        -  5.82
---------------------------------------------------------------------------------------------------
MSCI EAFE Index -- Cap Weighted**                       -14.55          -15.94        - 11.18
===================================================================================================

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged capitalization-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and that are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.

Total Return Based on a $10,000 Investment--Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the MSCI EAFE (Cap Weighted) Index and MSCI EAFE (GDP Weighted) Index. Values are from April 30, 1997 to December 2002.

                                    4/03/97**      12/97          12/98           12/99          12/00          12/01         12/02
ML International Index
Fund+--Class A Shares*              $10,000        $10,845        $13,627         $17,891        $14,706        $11,405       $9,573
ML International Index
Fund+--Class D Shares*              $10,000        $10,822        $13,571         $17,771        $14,572        $11,279       $9,451

                                    4/30/97**      12/97          12/98           12/99          12/00          12/01         12/02
MSCI EAFE
(Cap Weighted) Index++              $10,000        $10,285        $12,342         $15,670        $13,450        $10,566       $8,882
MSCI EAFE
(GDP Weighted) Index+++             $10,000        $10,531        $13,344         $17,481        $14,765        $11,488       $9,661

* Assuming transaction costs and other operating expenses, including administrative fees.
** The Fund commenced operations on April 9, 1997. For purposes of fair comparison of the Fund's performance relative to the Index, the line graph begins on April 30, 1997.
+ The Fund invests all of its assets in Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of the equity securities included in the Europe, Australasia and Far East Index and other types of financial instruments.
++ This unmanaged Capitalization weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. The starting date for the Index in the graph is from 4/30/97.
+++ This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. The starting date for the Index in the graph is from 4/30/97.

      Past performance is not predictive of future results.

Average Annual
Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 12/31/02                                                 - 16.06%
--------------------------------------------------------------------------------
Five Years Ended 12/31/02                                               -  2.51
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/02                                    -  0.80
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 12/31/02                                                 - 16.21%
--------------------------------------------------------------------------------
Five Years Ended 12/31/02                                               -  2.74
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/02                                    -  1.04
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX FUND           As of December 31, 2002
===================================================================================================================================
Assets:              Investment in Master International Index Series, at value
                     (identified cost--$91,110,032) ................................................                  $  82,152,162
                     Prepaid registration fees and other assets ....................................                         23,533
                                                                                                                      -------------
                     Total assets ..................................................................                     82,175,695
                                                                                                                      -------------
===================================================================================================================================
Liabilities:         Payables:
                       Administrator ...............................................................    $   21,458
                       Distributor .................................................................        13,247
                       Custodian fees ..............................................................           124
                       Distribution to shareholders ................................................           121           34,950
                                                                                                        ----------
                     Accrued expenses and other liabilities ........................................                         60,527
                                                                                                                      -------------
                     Total liabilities .............................................................                         95,477
                                                                                                                      -------------
===================================================================================================================================
Net Assets:          Net assets ....................................................................                  $  82,080,218
                                                                                                                      =============
===================================================================================================================================
Net Assets           Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                  $         279
Consist of:          Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                            883
                     Paid-in capital in excess of par ..............................................                    100,621,582
                     Undistributed investment income--net ..........................................    $   87,476
                     Accumulated realized capital losses on investments and foreign currency
                     transactions from the Series--net .............................................    (9,672,132)
                     Unrealized depreciation on investments and foreign currency transactions
                     from the Series--net ..........................................................    (8,957,870)
                                                                                                        ----------
                     Total accumulated losses--net .................................................                    (18,542,526)
                                                                                                                      -------------
                     Net assets ....................................................................                  $  82,080,218
                                                                                                                      =============
===================================================================================================================================
Net Asset            Class A--Based on net assets of $19,770,311 and 2,791,865 shares outstanding ..                  $        7.08
Value:                                                                                                                =============
                     Class D--Based on net assets of $62,309,907 and 8,825,472 shares outstanding ..                  $        7.06
                                                                                                                      =============
===================================================================================================================================

      See Notes to Financial Statements.


                                      4 & 5

                       Merrill Lynch International Index Fund, December 31, 2002

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND               For the Year Ended December 31, 2002
============================================================================================================================
Investment Income        Net investment income allocated from the Series:
From the Series--Net:      Dividends (net of $210,326 foreign withholding tax) ............                     $  1,800,081
                           Interest .......................................................                           42,078
                           Securities lending--net ........................................                           31,077
                           Expenses (net of $65,619 expense reimbursement) ................                          (65,869)
                                                                                                                ------------
                         Net investment income from the Series ............................                        1,807,367
                                                                                                                ------------
============================================================================================================================
Expenses:                Administration expense ...........................................    $    279,577
                         Account maintenance fee--Class D .................................         147,509
                         Printing and shareholder reports .................................          70,932
                         Transfer agent fees ..............................................          22,786
                         Registration fees ................................................          19,793
                         Professional fees ................................................          19,739
                         Directors' fees and expenses .....................................           1,320
                         Other ............................................................           6,859
                                                                                               ------------
                         Total expenses before reimbursement ..............................         568,515
                         Reimbursement of expenses ........................................          (4,741)
                                                                                               ------------
                         Total expenses after reimbursement ...............................                          563,774
                                                                                                                ------------
                         Investment income--net ...........................................                        1,243,593
                                                                                                                ------------
============================================================================================================================
Realized &               Realized gain (loss) from the Series on:
Unrealized Gain            Investments--net ...............................................      (5,530,239)
(Loss) from the            Foreign currency transactions--net .............................         314,221       (5,216,018)
series--Net:                                                                                   ------------
                         Change in unrealized appreciation/depreciation on investments and
                         foreign currency transactions from the Series--net ...............                      (10,906,818)
                                                                                                                ------------
                         Total realized and unrealized loss on investments and foreign
                         currency transactions--net .......................................                      (16,122,836)
                                                                                                                ------------
                         Net Decrease in Net Assets Resulting from Operations .............                     $(14,879,243)
                                                                                                                ============
============================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      For the Year Ended
MERRILL LYNCH                                                                                           December 31,
INTERNATIONAL                                                                                  -----------------------------
INDEX FUND               Increase (Decrease) in Net Assets:                                         2002             2001
============================================================================================================================
Operations::             Investment income--net ...........................................    $  1,243,593     $    742,964
                         Realized loss on investments and foreign currency transactions
                         from the Series--net .............................................      (5,216,018)      (3,208,993)
                         Change in unrealized appreciation/depreciation on investments
                         and foreign currency transactions from the Series--net ...........     (10,906,818)     (17,400,348)
                                                                                               ------------     ------------
                         Net decrease in net assets resulting from operations .............     (14,879,243)     (19,866,377)
                                                                                               ------------     ------------
============================================================================================================================
Dividends &              Investment income--net:
Distributions to           Class A ........................................................        (397,947)        (315,238)
Shareholders:              Class D ........................................................      (1,068,837)        (494,767)
                         Realized gain on investments from the Series--net:
                           Class A ........................................................         (28,225)        (217,264)
                           Class D ........................................................         (64,318)        (281,747)
                                                                                               ------------     ------------
                         Net decrease in net assets resulting from dividends and
                         distributions to shareholders ....................................      (1,559,327)      (1,309,016)
                                                                                               ------------     ------------
============================================================================================================================
Capital Share            Net increase in net assets derived from capital share transactions      19,315,936       16,367,869
Transactions:                                                                                  ------------     ------------
============================================================================================================================
Net Assets:              Total increase (decrease) in net assets ..........................       2,877,366       (4,807,524)
                         Beginning of year ................................................      79,202,852       84,010,376
                                                                                               ------------     ------------
                         End of year* .....................................................    $ 82,080,218     $ 79,202,852
                                                                                               ============     ============
============================================================================================================================
                        *Undistributed (accumulated) investment income (loss)--net ........    $     87,476     $     (2,980)
                                                                                               ============     ============
============================================================================================================================

      See Notes to Financial Statements.


                                      6 & 7

                       Merrill Lynch International Index Fund, December 31, 2002

FINANCIAL HIGHLIGHTS

                                                                                                      Class A
                                                                            -------------------------------------------------------
                    The following per share data and ratios have been derived                   For the Year Ended
MERRILL LYNCH       from information provided in the financial statements.                         December 31,
INTERNATIONAL                                                               -------------------------------------------------------
INDEX FUND          Increase (Decrease) in Net Asset Value:                    2002       2001       2000       1999         1998
===================================================================================================================================
Per Share           Net asset value, beginning of year ...................  $   8.64   $  11.36   $  15.13   $   12.04    $   10.56
Operating                                                                   --------   --------   --------   ---------    ---------
Performance:        Investment income--net++ .............................       .14        .12        .14         .13          .15
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions from the Series--net     (1.55)     (2.67)     (2.82)       3.59         2.52
                                                                            --------   --------   --------   ---------    ---------
                    Total from investment operations .....................     (1.41)     (2.55)     (2.68)       3.72         2.67
                                                                            --------   --------   --------   ---------    ---------
                    Less dividends and distributions:
                      Investment income--net .............................      (.14)      (.10)      (.02)       (.09)        (.12)
                      In excess of investment income--net ................        --         --         --          --         (.04)
                      Realized gain on investments from the Series--net ..      (.01)      (.07)      (.53)       (.54)       (1.03)
                      In excess of realized gain on investments from
                      the Series--net ....................................        --         --       (.54)         --           --
                                                                            --------   --------   --------   ---------    ---------
                    Total dividends and distributions ....................      (.15)      (.17)     (1.09)       (.63)       (1.19)
                                                                            --------   --------   --------   ---------    ---------
                    Net asset value, end of year .........................  $   7.08   $   8.64   $  11.36   $   15.13    $   12.04
                                                                            ========   ========   ========   =========    =========
===================================================================================================================================
Total Investment    Based on net asset value per share ...................    (16.06%)   (22.45%)   (17.80%)     31.29%       25.65%
Return:                                                                     ========   ========   ========   =========    =========
===================================================================================================================================
Ratios to Average   Expenses, net of reimbursement+ ......................       .58%       .64%       .65%        .64%         .64%
Net Assets:                                                                 ========   ========   ========   =========    =========
                    Expenses+ ............................................       .67%       .81%       .71%        .69%         .76%
                                                                            ========   ========   ========   =========    =========
                    Investment income--net ...............................      1.72%      1.18%      1.02%       1.05%        1.26%
                                                                            ========   ========   ========   =========    =========
===================================================================================================================================
Supplemental        Net assets, end of year (in thousands) ...............  $ 19,770   $ 26,367   $ 37,387   $ 104,427    $ 118,692
Data:                                                                       ========   ========   ========   =========    =========
===================================================================================================================================

                                                                                                      Class D
                                                                            -------------------------------------------------------
                    The following per share data and ratios have been derived                   For the Year Ended
                    from information provided in the financial statements.                         December 31,
                                                                            -------------------------------------------------------
                    Increase (Decrease) in Net Asset Value:                    2002       2001       2000       1999         1998
===================================================================================================================================
Per Share           Net asset value, beginning of year ...................  $   8.62   $  11.33   $  15.13   $   12.05    $   10.56
Operating                                                                   --------   --------   --------   ---------    ---------
Performance:        Investment income--net++ .............................       .11        .08        .09         .08          .13
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions from the Series--net     (1.53)     (2.64)     (2.80)       3.61         2.51
                                                                            --------   --------   --------   ---------    ---------
                    Total from investment operations .....................     (1.42)     (2.56)     (2.71)       3.69         2.64
                                                                            --------   --------   --------   ---------    ---------
                    Less dividends and distributions:
                      Investment income--net .............................      (.13)      (.08)      (.02)       (.07)        (.09)
                      In excess of investment income--net ................        --         --         --          --         (.03)
                      Realized gain on investments from the Series--net ..      (.01)      (.07)      (.53)       (.54)       (1.03)
                      In excess of realized gain on investments from
                      the Series--net ....................................        --         --       (.54)         --           --
                                                                            --------   --------   --------   ---------    ---------
                    Total dividends and distributions ....................      (.14)      (.15)     (1.09)       (.61)       (1.15)
                                                                            --------   --------   --------   ---------    ---------
                    Net asset value, end of year .........................  $   7.06   $   8.62   $  11.33   $   15.13    $   12.05
                                                                            ========   ========   ========   =========    =========
===================================================================================================================================
Total Investment    Based on net asset value per share ...................    (16.21%)   (22.60%)   (18.00%)     30.95%       25.40%
Return:                                                                     ========   ========   ========   =========    =========
===================================================================================================================================
Ratios to Average   Expenses, net of reimbursement+ ......................       .84%       .89%       .89%        .89%         .89%
Net Assets:                                                                 ========   ========   ========   =========    =========
                    Expenses+ ............................................       .92%      1.05%       .96%        .95%        1.02%
                                                                            ========   ========   ========   =========    =========
                    Investment income--net ...............................      1.43%       .82%       .67%        .65%        1.14%
                                                                            ========   ========   ========   =========    =========
===================================================================================================================================
Supplemental        Net assets, end of year (in thousands) ...............  $ 62,310   $ 52,836   $ 46,623   $  30,480    $  14,802
Data:                                                                       ========   ========   ========   =========    =========
===================================================================================================================================

+     Includes the Fund's share of the GDP Series' and Series' allocated expenses.
++    Based on average shares outstanding.

      See Notes to Financial Statements.


                                      8 & 9

                       Merrill Lynch International Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Series owned by the Fund at December 31, 2002 was 49.2%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income and distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $313,647 has been reclassified between accumulated net realized capital losses and accumulated net investment loss and $1,514,555 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2002, MLIM earned fees of $279,577 of which $4,741 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 2002 were $42,643,489 and $25,489,462, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $19,315,936 and $16,367,869 for the years ended December 31, 2002 and December 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2002                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,262,185        $ 10,249,011
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             57,314             402,502
                                               ------------        ------------
Total issued ...........................          1,319,499          10,651,513
Shares redeemed ........................         (1,579,132)        (12,572,697)
                                               ------------        ------------
Net decrease ...........................           (259,633)       $ (1,921,184)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2001                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,248,549        $ 12,186,944
Shares issued to shareholders
in reinvestment of dividends and
distributions ..........................             53,445             495,962
                                               ------------        ------------
Total issued ...........................          1,301,994          12,682,906
Shares redeemed ........................         (1,542,434)        (14,951,099)
                                               ------------        ------------
Net decrease ...........................           (240,440)       $ (2,268,193)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 2002                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................          4,396,623        $ 34,902,021
Shares issued to shareholders
in reinvestment of dividends and
distributions ..........................            157,663           1,101,783
                                               ------------        ------------
Total issued ...........................          4,554,286          36,003,804
Shares redeemed ........................         (1,861,709)        (14,766,684)
                                               ------------        ------------
Net increase ...........................          2,692,577        $ 21,237,120
                                               ============        ============
--------------------------------------------------------------------------------


                                     10 & 11

                       Merrill Lynch International Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
INTERNATIONAL
INDEX FUND

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 2001                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,034,565        $ 29,214,905
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             81,043             740,547
                                               ------------        ------------
Total issued ...........................          3,115,608          29,955,452
Shares redeemed ........................         (1,098,794)        (11,319,390)
                                               ------------        ------------
Net increase ...........................          2,016,814        $ 18,636,062
                                               ============        ============
--------------------------------------------------------------------------------

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 was as follows:

--------------------------------------------------------------------------------
                                                12/31/2002           12/31/2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ......................       $  1,468,777        $    810,005
  Net long-term capital gains ..........             90,550             499,011
                                               ------------        ------------
Total taxable distributions ............       $  1,559,327        $  1,309,016
                                               ============        ============
--------------------------------------------------------------------------------

As of December 31, 2002, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net ......................        $    196,180
Undistributed long-term capital gains--net ..............                  --
                                                                 ------------
Total undistributed earnings--net .......................             196,180
Capital loss carryforward ...............................          (7,367,638)*
Unrealized losses--net ..................................         (11,371,068)**
                                                                 ------------
Total accumulated losses--net ...........................        $(18,542,526)
                                                                 ============
-----------------------------------------------------------------------------

* On December 31, 2002, the Fund had a net capital loss carryforward of $7,367,638, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain forward foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and other book/tax differences.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch International Index Fund
(One of the series constituting Merrill Lynch
Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch International Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch International Index Fund as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2003


                                     12 & 13

                       Merrill Lynch International Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                      Master International Index Series
                      ------------------------------------------------------------------------------
                                                                           Shares
COUNTRY               Investments                                           Held              Value
====================================================================================================
Australia             AMP Diversified Property Trust                       52,807           $ 77,610
                      AMP Limited                                          26,827            168,888
                      Amcor Limited                                        37,028            177,020
                      Australia and New Zealand Banking
                      Group Ltd.                                           39,762            388,466
                      Australian Gas Light Company Limited                 19,540            115,971
                      BHP Billiton Limited                                121,993            697,247
                      BHP Steel Limited (a)                                27,058             49,213
                      Boral Limited                                        19,286             47,241
                      Brambles Industries Limited                          44,098            116,708
                      CSL Limited                                           3,407             41,439
                      CSR Limited                                          36,728            130,707
                      Coca-Cola Amatil Limited                             15,213             45,145
                      Cochlear Limited                                        993             21,796
                      Coles Myer Limited                                   28,979            102,804
                      Commonwealth Bank of Australia                       40,816            620,554
                      Computershare Limited                                11,639             12,125
                      Foster's Brewing Group Limited                       83,121            210,624
                      Gandel Retail Trust                                 112,770             86,996
                      General Property Trust                               62,350            104,275
                      Insurance Australia Group Limited                     3,988              6,153
                      James Hardie Industries NV                            8,663             33,318
                      Lend Lease Corporation Limited                       18,486            101,180
                      M.I.M. Holdings Limited                               6,087              5,176
                      Macquarie Bank Limited                               10,694            142,114
                      Macquarie Infrastructure Group                       24,317             43,817
                      Mayne Nickless Limited                               33,090             60,744
                      Mirvac Group                                         42,659             99,448
                      National Australia Bank Limited                      45,179            807,729
                      Newcrest Mining Limited                              20,996             85,125
                      The News Corporation Limited                         52,643            340,305
                      The News Corporation Limited
                         (Convertible Preferred) (ADR) (b)                    760             17,214
                      The News Corporation Limited
                         (Preferred)                                       55,648            299,253
                      OneSteel Limited                                     23,360             23,677
                      Orica Limited                                         5,805             34,322
                      Origin Energy Limited                                 1,339              2,797
                      Pacific Dunlop Limited (a)                            7,344             31,016
                      Paperlinx Limited                                       377              1,081
                      Patrick Corporation Limited                           5,500             40,571
                      QBE Insurance Group Limited                          29,538            135,558
                      Rio Tinto Limited                                     6,391            122,178
                      Santos Limited                                       24,995             84,730
                      Southcorp Limited                                     8,843             22,906
                      Stockland Trust Group                                46,236            125,491
                      Suncorp-Metway Limited                               10,318             64,782
                      TABCORP Holdings Limited                             19,869            119,155
                      Telstra Corporation Limited                          52,103            129,386
                      WMC Limited                                          42,215            116,479
                      WMC Resources Limited (a)                            42,215            100,315
                      Wesfarmers Limited                                   10,979            164,449
                      Westfield Holdings Limited                            4,962             37,581
                      Westfield Trust                                      89,237            174,365
                      Westfield Trust (Units) (a)                           3,698              7,080
                      Westpac Banking Corporation Limited                  60,555            468,855
                      Woodside Petroleum Limited                            6,460             45,034
                      Woolworths Limited                                   39,044            250,637
                      ------------------------------------------------------------------------------
                      Total Investments in Australia (Cost--$7,368,538)--4.5%              7,558,850
====================================================================================================
Austria               Boehler-Uddeholm AG                                     390             18,061
                      Flughafen Wien AG                                     1,446             48,558
                      Mayr-Melnhof Karton AG                                  911             67,398
                      OMV AG                                                  329             32,309
                      Oesterreichische Elektrizitaetswirtschafts-
                         AG "Verbund" 'A'                                      47              4,002
                      RHI AG (a)                                               53                409
                      Telekom Austria AG (a)                                3,644             36,902
                      VA Technologie AG                                       458              7,450
                      Wienerberger Baustoffindustrie AG                       122              2,170
                      ------------------------------------------------------------------------------
                      Total Investments in Austria (Cost--$199,801)--0.1%                    217,259
====================================================================================================
Belgium               Agfa Gevaert NV                                       5,023            112,012
                      Barco NV (New Shares)                                   520             27,257
                      Bekaert NV                                            1,022             46,278
                      Colruyt NV                                            1,048             57,738
                      Compagnie Maritime Belge SA (CMB)                       628             33,808
                      D'leteren SA                                            222             30,053
                      Delhaize "Le Lion" SA                                   592             11,008
                      Delhaize "Le Lion" SA (ADR) (b)                         950             17,053
                      Dexia                                                17,437            216,470
                      Electrabel SA                                           908            220,586
                      Fortis                                               26,094            460,035
                      Groupe Bruxelles Lambert SA                           2,091             85,599
                      Interbrew                                             2,492             58,840
                      KBC Bancassurance Holding                             2,802             89,359
                      Solvay SA                                             1,416             97,627
                      Suez Lyonnaise des Eaux SA                            4,785                 50
                      UCB SA                                                4,104            129,202
                      Union Miniere SA                                      1,057             45,622
                      ------------------------------------------------------------------------------
                      Total Investments in Belgium (Cost--$1,996,100)--1.0%                1,738,597
====================================================================================================
Denmark               A/S Dampskibsselskabet Svendborg 'B'                     11            111,890
                      A/S Det Ostasiatiske Kompagni (a)                       555             12,859
                      Bang & Olufsen Holding A/S 'B'                          464              9,374
                      Carlsberg A/S 'B'                                       285             12,542
                      Coloplast A/S 'B'                                        93              6,766
                      D/S 1912 'B'                                              7             49,150
                      Danisco A/S                                           2,482             84,330
                      Danske Bank                                          19,244            318,087
                      FLS Industries A/S 'B' (a)                            1,417             11,311
                      Group 4 Falck A/S                                     2,132             45,029
                      H. Lundbeck A/S                                         502             13,333
                      ISS A/S (a)                                             527             18,985
                      NKT Holding A/S                                         820              8,573
                      Novo Nordisk A/S 'B'                                 10,122            292,432
                      Novozymes A/S 'B'                                     2,267             47,400
                      TDC A/S                                               3,905             94,889
                      Topdanmark A/S (a)                                      907             26,268
                      Vestas Wind Systems A/S                               3,906             38,903
                      William Demant A/S (a)                                1,530             32,963
                      ------------------------------------------------------------------------------
                      Total Investments in Denmark (Cost--$1,376,837)--0.7%                1,235,084
====================================================================================================
Finland               AvestaPolarit Oyj                                        28                192
                      Fortum Corporation, the IVO-Neste
                         Group                                             10,540             69,129
                      Instrumentarium Corporation                           3,019            120,960
                      Kone Corporation 'B'                                    201              6,035
                      Metso Oyj                                             4,366             47,191
                      Nokia Oyj 'A' (ADR) (b)                               1,270             19,685
                      Nokia Oyj (Series A)                                139,310          2,214,808
                      Outokumpu Oyj                                           447              3,893
                      Pohjola Group PLC 'D'                                 2,198             34,299
                      Rautaruukki Oyj                                       3,289             11,873
                      Sampo Insurance Company Ltd. 'A'                     11,884             90,415
                      Stora Enso Oyj 'R'                                   22,459            236,863
                      TeliaSonera AB (a)                                   36,201            134,862
                      Tietoenator Oyj                                       3,005             40,995
                      UPM-Kymmene Oyj                                       5,708            183,293
                      Wartsila Oyj 'B'                                        154              1,943
                      ------------------------------------------------------------------------------
                      Total Investments in Finland (Cost--$3,650,720)--1.9%                3,216,436
====================================================================================================


                                    14 & 15

                       Merrill Lynch International Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master International Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                           Shares
COUNTRY               Investments                                           Held              Value
====================================================================================================
France                Accor SA                                              5,124         $  155,184
                      Air Liquide                                           2,984            393,618
                      Alcatel                                              28,069            123,124
                      Alstom (a)                                           13,495             67,268
                      Altran Technologies SA                                2,895             13,884
                      Arcelor (a)                                          10,996            135,239
                      Aventis SA                                           21,016          1,142,407
                      Axa                                                  41,163            552,483
                      BNP Paribas SA                                       25,157          1,025,103
                      Bouygues SA                                           6,902            192,808
                      Business Objects SA (a)                                 718             10,571
                      Cap Gemini SA                                         1,211             27,679
                      Carrefour SA                                         14,567            648,611
                      Casino Guichard Perrachon (Warrants)
                         (Class A) (d)                                        133                 13
                      Casino Guichard Perrachon (Warrants)
                         (Class B) (d)                                        133                161
                      Club Mediterranee SA (a)                                143              3,436
                      Compagnie de Saint-Gobain                             7,976            234,026
                      Compagnie Francaise d'Etudes et de
                         Construction (Technip SA)                            733             52,460
                      Compagnie Generale des Etablissements
                         Michelin 'B'                                       3,065            105,691
                      Dassault Systemes SA                                  1,856             40,005
                      Essilor International SA                              2,316             95,394
                      Etablissements Economiques du Casino
                         Guichard-Perrachon SA                              1,499            111,293
                      European Aeronautic Defence and Space
                         Company                                            4,658             48,148
                      France Telecom SA                                    11,381            199,213
                      Groupe Danone                                         3,776            507,997
                      Imetal SA                                               298             37,652
                      L'Oreal SA                                           10,798            822,095
                      LVMH (Louis Vuitton Moet Hennessy)                    6,541            268,731
                      Lafarge SA (Ordinary)                                 3,097            233,349
                      Lagardere S.C.A.                                      3,917            159,117
                      PSA Peugeot Citroen                                   5,716            233,097
                      Pechiney SA 'A'                                       1,951             68,464
                      Pernod Ricard                                         1,744            168,923
                      Pinault-Printemps-Redoute SA                          2,228            163,898
                      Publicis SA                                           3,608             76,482
                      Renault SA                                            3,833            180,121
                      STMicroelectronics NV                                17,662            346,225
                      Sagem SA (New Shares)                                   550             37,227
                      Sanofi-Synthelabo SA                                 11,420            698,077
                      Schneider SA                                          5,791            274,015
                      Societe BIC SA                                        1,954             67,360
                      Societe Generale 'A'                                  7,748            451,257
                      Societe Generale d'Entreprises SA                     1,886            106,281
                      Societe Television Francaise 1                        5,565            148,684
                      Sodexho Alliance SA                                   3,743             86,414
                      Suez SA (a)                                          24,765            429,848
                      Thomson CSF                                           2,214             58,619
                      Thomson Multimedia (a)                                6,869            117,207
                      TotalFinaElf SA (a)                                  19,314          2,758,490
                      TotalFinaElf SA 'B'                                     939            133,027
                      TotalFinaElf SA 'STRIP' (a)                           4,140                 43
                      Unibail (Union du Credit-Bail Immobilier)               113              8,040
                      Valeo SA                                              3,198            100,344
                      Vivendi Universal SA                                 18,089            292,142
                      Vivendi Universal SA (ADR) (b)                        6,053             97,272
                      ------------------------------------------------------------------------------
                      Total Investments in France (Cost--$15,418,567)--8.7%               14,508,317
====================================================================================================
Germany               Adidas-Salomon AG                                     1,302            112,448
                      Allianz AG (Registered Shares)                        4,965            472,311
                      Altana AG                                               977             44,599
                      BASF AG                                              14,659            555,024
                      Bayer AG                                             22,263            477,769
                      Bayerische Hypo- und Vereinsbank AG                  13,994            223,510
                      Beiersdorf AG                                         1,419            157,993
                      Buderus AG                                            2,231             51,507
                      Continental AG (a)                                    4,191             65,531
                      DaimlerChrysler AG                                   25,203            776,250
                      Deutsche Bank AG (Registered Shares)                 15,269            703,422
                      Deutsche Lufthansa AG (Registered
                         Shares) (a)                                        5,765             53,117
                      Deutsche Post AG (Registered Shares)                 16,358            171,661
                      Deutsche Telekom AG (Registered
                         Shares) (a)                                       62,044            797,585
                      Douglas Holding AG                                    1,160             20,487
                      E.On AG                                              16,199            653,620
                      Epcos AG (a)                                          2,386             24,713
                      Fresenius Medical Care AG                             2,673            110,687
                      Gehe AG                                               1,654             64,395
                      Heidelberger Zement AG (Brussels)                     1,174             41,406
                      Heidelberger Zement AG (Frankfurt)                       35              1,304
                      Heidelberger Zement AG (VVPR) (a)                     1,292                 14
                      Henkel KGaA (Preferred)                               1,908            121,237
                      Hugo Boss AG (Preferred)                              1,830             19,262
                      Infineon Technologies AG (a)                         10,701             78,495
                      Karstadt AG                                           1,640             28,397
                      Linde AG                                              3,341            122,712
                      MAN AG                                                3,990             55,060
                      Marschollek, Lautenschlaeger und
                         Partner AG                                         3,609             35,600
                      Merck KGaA                                            2,378             63,385
                      Metro AG                                              1,873             44,716
                      Muenchener Rueckversicherungs-
                         Gesellschaft AG (Registered Shares)                3,140            375,643
                      Porsche AG (Preferred)                                  359            149,187
                      Preussag AG                                           4,174             70,784
                      ProSieben Sat.1 Media AG
                         (Preferred)                                        4,900             33,423
                      QIAGEN NV (a)                                         4,938             25,132
                      RWE AG                                               11,991            310,809
                      RWE AG (Preferred)                                    2,033             44,269
                      SAP AG (Systeme, Anwendungen,
                         Produkte in der Datenverarbeitung)                 5,574            441,743
                      Schering AG                                           4,520            196,609
                      Siemens AG                                           22,828            970,206
                      Siemens AG (ADR) (b)                                    860             36,232
                      Thyssen Krupp AG                                      9,157            102,340
                      Volkswagen AG                                         5,122            186,728
                      Volkswagen AG (Preferred)                             2,741             71,910
                      WCM Beteiligungs- und Grundbesitz AG (a)              4,602             12,073
                      ------------------------------------------------------------------------------
                      Total Investments in Germany (Cost--$12,986,719)--5.5%               9,175,305
====================================================================================================
Greece                Alpha Credit Bank                                     7,965             96,290
                      Bank of Piraeus                                       1,959             12,417
                      Commercial Bank of Greece                             1,938             29,408
                      EFG Eurobank Ergasias                                 4,179             49,117
                      Greek Organization of Football
                      Prognostics                                           2,510             26,445
                      Hellenic Bottling Co.                                 3,612             50,110
                      Hellenic Telecommunications
                         Organization SA (OTE)                             14,796            162,722
                      Intracom SA                                           8,070             36,246
                      National Bank of Greece SA                            3,698             52,312
                      Panafon Hellenic Telecom Co.                          4,650             26,546
                      Titan Cement Company                                  1,341             51,449
                      Viohalco, Hellenic Copper and
                         Aluminum Industry SA                               4,057             16,178
                      ------------------------------------------------------------------------------
                      Total Investments in Greece (Cost--$809,855)--0.4%                     609,240
====================================================================================================
Hong Kong             ASM Pacific Technology Limited                        5,004              9,882
                      BOC Hong Kong (Holdings) Limited (a)                 91,000             93,352
                      Bank of East Asia, Ltd.                              34,339             58,785
                      CLP Holdings Limited                                 67,187            270,526
                      Cathay Pacific Airways                               51,263             70,008
                      Cheung Kong (Holdings) Ltd.                          38,735            252,078
                      Esprit Holdings Limited                              16,000             26,877
                      Hang Seng Bank Limited                               28,153            299,638
                      Henderson Land Development Company
                         Limited                                           28,491             85,673
                      Hong Kong and China Gas Company Ltd.                102,240            131,759
                      Hong Kong Exchanges & Clearing Ltd.                  42,000             52,780
                      Hongkong Electric Holdings Limited                   55,500            210,303
                      Hutchison Whampoa Limited                            64,989            406,681
                      Johnson Electric Holdings Limited                    52,828             58,258
                      Li & Fung Limited                                    56,719             53,821
                      New World Development Company Ltd.                   55,017             27,338
                      Pacific Century CyberWorks Limited (a)              170,979             26,968
                      QPL International Holdings Limited
                         (Warrants) (d)                                       600                  9
                      Shangri-La Asia Limited                              24,734             16,334
                      Sino Land Company Limited                            48,421             15,523
                      South China Morning Post Holdings Ltd.               34,025             14,180
                      Sun Hung Kai Properties Ltd.                         31,324            185,171
                      Swire Pacific Limited 'A'                            41,077            157,231
                      Television Broadcasts Ltd.                            5,646             17,810
                      Wharf (Holdings) Ltd.                                36,107             68,293
                      ------------------------------------------------------------------------------
                      Total Investments in Hong Kong (Cost--$3,435,544)--1.6%              2,609,278
====================================================================================================


                                     16 & 17

                       Merrill Lynch International Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master International Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                           Shares
COUNTRY               Investments                                           Held              Value
====================================================================================================
Ireland               Allied Irish Banks PLC                               27,189          $ 366,923
                      Bank of Ireland                                      26,151            268,666
                      CRH PLC (Dublin)                                     14,200            175,092
                      CRH PLC (London)                                        936             11,590
                      DCC PLC                                               3,189             32,863
                      Elan Corporation PLC (a)                              4,431              9,532
                      Elan Corporation PLC (ADR) (a)(b)                     5,755             14,157
                      Greencore Group PLC                                  16,409             43,910
                      Independent News & Media PLC                         17,224             28,016
                      Irish Life & Permanent PLC                           11,194            120,994
                      Kerry Group PLC 'A'                                   4,710             63,019
                      Ryanair Holdings PLC (a)                             27,680            193,165
                      Waterford Wedgwood PLC                               25,516             13,120
                      ------------------------------------------------------------------------------
                      Total Investments in Ireland (Cost--$1,680,791)--0.8%                1,341,047
====================================================================================================
Italy                 Alitalia SpA (a)                                     27,791              7,058
                      Alleanza Assicurazioni                               13,965            105,808
                      Assicurazioni Generali                               26,925            553,800
                      Autogrill SpA (a)                                     4,473             34,829
                      Autostrade--Concessioni e Costruzioni
                         Autostrade SpA                                    29,026            288,760
                      Banca di Roma SpA                                    81,420            104,069
                      Banca Fideuram SpA                                    1,700              7,992
                      Banca Intesa SpA                                     13,658             22,502
                      Banca Nazionale del Lavoro (Ordinary) (a)           103,463            114,546
                      Banca Popolare di Milano (BPM) (a)                   13,422             48,875
                      Benetton Group SpA                                    5,296             47,240
                      Bipop-Carire SpA (a)                                 48,440             22,621
                      Bulgari SpA                                           4,032             19,125
                      ENI SpA                                              73,694          1,171,617
                      ENI SpA (ADR) (b)                                     1,875            147,169
                      Enel SpA                                             56,734            295,302
                      Fiat SpA                                              5,647             45,926
                      Fiat SpA (Preferred)                                  4,334             19,784
                      Fiat SpA (RNC)                                        3,627             15,910
                      Gruppo Editoriale L'Espresso SpA                     15,754             51,415
                      Intesa BCI SpA                                      114,210            240,902
                      Italcementi SpA                                       5,565             56,063
                      Italgas SpA                                          11,457            155,818
                      La Rinascente SpA                                     5,245             24,328
                      Luxottica Group SpA                                   1,412             18,626
                      Mediaset SpA                                         11,887             90,563
                      Mediobanca SpA                                       20,672            170,075
                      Mediolanum SpA                                       10,572             54,473
                      Mondadori (Arnoldo) Editore SpA                       5,198             32,183
                      Parmalat Finanziaria SpA                             22,512             53,627
                      Pirelli SpA                                          74,074             68,405
                      Riunione Adriatica di Sicurta SpA                    15,464            188,244
                      San Paolo-IMI SpA                                    16,873            109,780
                      Seat Pagine Gialle SpA (a)                              460                313
                      Snia SpA (a)                                         26,845             51,131
                      Snia SpA (Rights) (f)                                26,845              1,141
                      Telecom Italia Mobile (TIM) SpA                     122,323            558,391
                      Telecom Italia SpA                                   69,689            528,742
                      Telecom Italia SpA (Registered Shares)               55,725            281,278
                      Tiscali SpA (a)                                       9,266             41,618
                      Unicredito Italiano SpA                              86,200            344,646
                      ------------------------------------------------------------------------------
                      Total Investments in Italy (Cost--$6,482,859)--3.7%                  6,194,695
====================================================================================================
Japan                 The 77 Bank, Ltd.                                    12,000             49,145
                      Acom Co., Ltd.                                        2,100             69,015
                      Advantest Corporation                                   800             35,864
                      Aiful Corporation                                       650             24,429
                      Ajinomoto Co., Inc.                                  22,000            229,696
                      Alps Electric Co., Ltd.                               8,000             88,312
                      Amada Co., Ltd.                                       5,000             13,651
                      Anritsu Corp.                                         8,000             30,606
                      Aoyamma Trading Co., Ltd.                             2,800             39,403
                      Asahi Breweries Limited                              20,000            131,120
                      Asahi Chemical Industry Co., Ltd.                    43,000            106,531
                      Asahi Glass Company, Limited                         15,000             91,893
                      Asatsu-Dk Inc.                                          600             10,643
                      Autobacs Seven Co., Ltd.                              1,300             26,565
                      Avex Inc.                                               300              3,633
                      The Bank of Fukuoka, Ltd.                             5,000             20,056
                      The Bank of Yokohama, Ltd.                           26,000            102,756
                      Benesse Corporation                                   2,000             22,415
                      Bridgestone Corp.                                    17,000            210,584
                      CSK Corporation                                         400              8,393
                      Canon, Inc.                                          23,000            866,352
                      Casio Computer Co., Ltd.                             11,000             61,271
                      Central Japan Railway Company                            31            193,048
                      The Chiba Bank, Ltd.                                  2,000              6,371
                      Chubu Electric Power Company,
                         Incorporated                                      22,000            393,023
                      Chugai Pharmaceutical Co., Ltd.                       8,900             84,748
                      Citizen Watch Co.                                    13,000             57,951
                      Credit Saison Co., Ltd.                               6,500            110,917
                      Dai Nippon Printing Co., Ltd.                        24,000            265,543
                      Daicel Chemical Industries, Ltd.                      3,000              8,469
                      The Daiei, Inc. (a)                                  12,500             13,588
                      Daiichi Pharmaceutical Co., Ltd.                      8,000            114,806
                      Daikin Industries, Ltd.                               8,000            126,738
                      The Daimaru, Inc.                                     9,000             26,848
                      Dainippon Ink and Chemicals, Inc.                    30,000             48,032
                      Dainippon Screen Mfg. Co., Ltd. (a)                   8,000             27,909
                      Daito Trust Construction Co., Ltd.                    2,000             44,240
                      Daiwa Bank Holdings, Inc.                           152,000             83,256
                      Daiwa House Industry Co., Ltd.                       15,000             84,436
                      Daiwa Securities Group Inc.                          39,000            173,195
                      Denki Kagaku Kogyo Kabushiki Kaisha                   3,000              6,547
                      Denso Corporation                                    17,600            288,760
                      Dowa Mining Co., Ltd.                                 4,000             16,853
                      East Japan Railway Company                              102            506,261
                      Ebara Corporation                                    13,000             40,204
                      Eisai Company, Ltd.                                   6,000            134,743
                      Fanuc Ltd.                                            1,700             75,209
                      Fast Retailing Co., Ltd.                              1,000             35,224
                      Fuji Machine Mfg. Co., Ltd.                             600              5,663
                      Fuji Photo Film                                      11,000            358,726
                      Fuji Soft ABC Incorporated                              900             14,220
                      Fuji Television Network, Incorporated                    13             52,364
                      Fujikura Ltd.                                        16,000             38,021
                      Fujisawa Pharmaceutical Co., Ltd.                    10,000            228,786
                      Fujitsu Limited                                      40,000            114,266
                      The Furukawa Electric Co., Ltd.                      35,000             73,439
                      The Gunma Bank Ltd.                                  13,000             56,527
                      Hankyu Department Stores, Inc.                        6,000             28,971
                      Hirose Electric Co., Ltd.                               900             68,712
                      Hitachi Ltd.                                         87,000            333,572
                      The Hokuriku Bank, Ltd. (a)                           5,000              6,741
                      Honda Motor Co., Ltd.                                17,400            643,684
                      Hoya Corporation                                      2,400            168,063
                      ITOCHU Corporation                                   35,000             75,798
                      Isetan Company Ltd.                                   8,000             54,875
                      Ishihara Sangyo Kaisha, Ltd. (a)                     11,000             11,309
                      Ishikawajima-Harima Heavy
                         Industries Co., Ltd.                              27,000             24,572
                      Ito-Yokado Co., Ltd.                                  9,000            265,442
                      JFE Holdings, Inc. (a)                                9,100            110,501
                      JGC Corporation                                       4,000             22,381
                      JUSCO Co., Ltd.                                       9,000            213,112
                      Japan Airlines System Corporation (a)                28,000             59,695
                      Japan Tobacco, Inc.                                      25            167,271
                      The Joyo Bank, Ltd.                                  23,000             63,959
                      Kajima Corporation                                   29,000             64,759
                      Kaken Pharmaceutical Co., Ltd.                        8,000             33,235
                      Kanebo, Ltd. (a)                                      7,000              6,666
                      Kaneka Corporation                                   13,000             69,563
                      Kansai Electric Power Company, Inc.                  23,500            355,063
                      Kao Corporation                                      17,000            373,178
                      Kawasaki Heavy Industries Ltd. (a)                   61,000             48,319
                      Kawasaki Kisen Kaisha, Ltd.                           2,000              3,438
                      Keihin Electric Express Railway Co., Ltd.            15,000             68,257
                      Keio Electric Railway Co., Ltd.                       2,000             10,601
                      Keyence Corporation                                   1,200            208,814
                      Kinden Corporation                                    9,000             33,218
                      Kinki Nippon Railway Co., Ltd. (a)                   39,000             84,132
                      Kirin Brewery Company, Ltd.                          23,000            146,330
                      Kokuyo Co., Ltd.                                      5,000             41,586
                      Komatsu Ltd.                                         25,000             81,529
                      Konami Co., Ltd.                                      2,600             60,032
                      Konica Corporation                                    7,000             50,788
                      Koyo Seiko Co.                                       12,000             53,291
                      Kubota Corporation                                   39,000            105,823
                      Kuraray Co., Ltd.                                     8,000             49,617
                      Kurita Water Industries Ltd.                          3,000             30,210
                      Kyocera Corporation                                   4,200            244,561
                      Kyowa Hakko Kogyo Co., Ltd.                           7,000             29,022
                      Kyushu Electric Power Company,
                         Incorporated                                       7,100            103,865
                      Lawson Inc.                                           1,000             24,100
                      Mabuchi Motor Co., Ltd.                                 200             18,404
                      Marubeni Corporation                                 61,000             56,029
                      Marui Co., Ltd.                                       6,000             58,751
                      Matsushita Electric Industrial
                         Company, Ltd.                                     60,000            591,556
                      Matsushita Electric Works, Ltd.                       4,000             24,741
                      Meitec Corp.                                            500             12,219
                      Millea Holdings, Inc.                                    44            316,643
                      Minebea Company Ltd.                                 17,000             59,164
                      Mitsubishi Chemical Corporation                      45,000             89,871
                      Mitsubishi Corporation                               22,000            134,406
                      Mitsubishi Electric Corporation (a)                  49,000            113,137
                      Mitsubishi Estate Company, Limited                   19,000            144,738
                      Mitsubishi Gas Chemical Company, Inc.                18,000             25,027
                      Mitsubishi Heavy Industries, Ltd.                    72,000            175,950


                                     18 & 19

                       Merrill Lynch International Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master International Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                           Shares
COUNTRY               Investments                                           Held              Value
====================================================================================================
Japan                 Mitsubishi Logistics Corp.                            8,000           $ 39,033
(concluded)           Mitsubishi Materials Corporation                     35,000             38,342
                      Mitsubishi Tokyo Financial Group, Inc.                   97            527,218
                      Mitsui & Co., Ltd.                                   47,000            219,415
                      Mitsui Chemicals Inc.                                 5,000             22,289
                      Mitsui Engineering & Shipbuilding
                         Co., Ltd. (a)                                     15,000             10,870
                      Mitsui Fudosan Co., Ltd.                             23,000            149,237
                      Mitsui Marine and Fire Insurance
                         Company, Ltd.                                     38,000            174,838
                      Mitsui Mining & Smelting Co., Ltd.                   20,000             46,178
                      Mitsui Trust Holdings, Inc.                          22,000             35,780
                      Mitsukoshi, Ltd.                                     16,000             33,302
                      Mitsumi Electric Company, Ltd.                        6,000             54,656
                      Mizuho Holdings, Inc.                                   200            187,073
                      Murata Manufacturing Co., Ltd.                        6,800            266,453
                      NEC Corporation                                      33,000            123,468
                      NGK Insulators, Ltd.                                 13,000             70,987
                      NGK Spark Plug Co., Ltd.                              9,000             58,246
                      NSK Limited                                          14,000             36,100
                      NTN Corporation                                       3,000             10,365
                      NTT Data Corporation                                     30             82,919
                      NTT DoCoMo, Inc.                                        534            985,472
                      Namco Ltd.                                            3,100             51,932
                      Nichirei Corporation                                  1,000              2,806
                      Nidec Corporation                                     1,800            112,244
                      The Nikko Securities Co., Ltd.                       28,000             94,379
                      Nikon Corporation                                    10,000             75,166
                      Nintendo Company Ltd.                                 2,600            242,976
                      Nippon COMSYS Corporation                            15,000             50,813
                      Nippon Express Co., Ltd.                             24,000             94,042
                      Nippon Meat Packers, Inc.                            10,000             99,857
                      Nippon Mining Holdings, Inc.                         33,500             44,885
                      Nippon Mitsubishi Oil Corp.                          54,000            244,813
                      Nippon Sheet Glass Company, Ltd.                     23,000             41,283
                      Nippon Steel Corporation                            198,000            231,920
                      Nippon Telegraph & Telephone
                         Corporation (NTT)                                    143            519,365
                      Nippon Unipac Holding                                    22             95,475
                      Nippon Yusen Kabushiki Kaisha                        46,000            155,052
                      Nissan Chemical Industries, Ltd.                      1,000              3,741
                      Nissan Motor Co., Ltd.                               60,900            475,212
                      Nisshinbo Industries Inc.                             1,000              3,472
                      Nissin Food Products Co., Ltd.                        2,800             62,526
                      Nitto Denko Corporation                               5,800            165,198
                      The Nomura Securities Co., Ltd.                      48,000            539,580
                      Noritake Co., Ltd.                                    8,000             22,786
                      Obayashi Corporation                                 25,000             55,616
                      Oji Paper Co., Ltd.                                  27,000            116,036
                      Olympus Optical Co., Ltd.                             6,000             97,784
                      Omron Corporation                                     8,000            117,974
                      Onward Kashiyama Co., Ltd.                            4,000             31,347
                      Oracle Corporation Japan                                400              9,691
                      Oriental Land Co., Ltd                                1,700            103,000
                      Orix Corporation                                      3,200            206,286
                      Osaka Gas Co.                                        54,000            133,328
                      Pioneer Corporation                                   6,800            127,496
                      Promise Co., Ltd.                                     2,200             78,419
                      Ricoh Co., Ltd.                                      21,000            344,544
                      Rohm Company Ltd.                                     2,800            356,518
                      SMC Corporation                                       2,200            206,522
                      Sankyo Company, Ltd.                                 13,000            163,116
                      Sanrio Company, Ltd.                                    300              1,492
                      Sanyo Electric Co., Ltd.                             56,000            145,816
                      Secom Co., Ltd.                                       7,500            257,226
                      Sega Enterprises Ltd. (a)                             4,800             47,325
                      Seino Transportation Co., Ltd.                       13,000             76,136
                      Seiyu, Ltd. (a)                                      20,000             58,482
                      Sekisui Chemical Co., Ltd.                           25,000             64,675
                      Sekisui House, Ltd.                                  12,000             84,941
                      Seven-Eleven Japan Co., Ltd.                         10,000            305,048
                      Sharp Corporation                                    32,000            303,902
                      Shimamura Co., Ltd.                                     600             38,224
                      Shimano Inc.                                          3,500             53,088
                      Shimizu Corporation                                  16,000             40,044
                      Shin-Etsu Chemical Co., Ltd.                         10,600            347,468
                      Shionogi & Co., Ltd.                                  8,000            113,120
                      Shiseido Company, Limited                            15,000            195,037
                      The Shizuoka Bank, Ltd.                              18,000            116,036
                      Showa Denko K.K. (a)                                 58,000             73,801
                      Showa Shell Sekiyu K.K.                               6,000             41,662
                      Skylark Co., Ltd.                                     2,000             26,527
                      Snow Brand Milk Products Co., Ltd. (a)                  500                725
                      Softbank Corp.                                       10,100            115,324
                      Sony Corporation                                     24,900          1,040,735
                      Sumitomo Chemical Co., Ltd.                          32,000            126,468
                      Sumitomo Corporation                                 21,000             90,250
                      Sumitomo Electric Industries                         14,000             90,722
                      Sumitomo Heavy Industries, Ltd. (a)                  30,000             16,685
                      Sumitomo Metal Industries, Ltd. (a)                 107,000             38,771
                      Sumitomo Metal Mining Co.                            19,000             79,253
                      Sumitomo Mitsui Financial Group, Inc.                   122            381,411
                      Sumitomo Osaka Cement Co., Ltd.                       2,000              2,629
                      Sumitomo Realty & Development Co., Ltd.              17,000             69,192
                      The Sumitomo Trust and Banking Co., Ltd.             16,000             64,852
                      TDK Corporation                                       3,300            132,923
                      Taiheiyo Cement Corporation                          10,000             12,640
                      Taisei Corporation                                   27,000             43,002
                      Taisho Pharmaceutical Company, Ltd.                   4,000             58,819
                      Taiyo Yuden Co., Ltd.                                 6,000             63,605
                      Takara Shuzo Co., Ltd.                                8,000             34,853
                      Takashimaya Co., Ltd.                                19,000             74,450
                      Takeda Chemical Industries, Ltd.                     22,000            919,525
                      Takefuji Corporation                                  3,020            174,324
                      Takuma Co., Ltd.                                      8,000             43,145
                      Teijin Limited                                       22,000             52,650
                      Terumo Corporation                                    7,600            105,159
                      Tobu Railway Co., Ltd.                                6,000             15,927
                      Toda Corporation                                      3,000              5,031
                      Toho Co., Ltd.                                        5,000             47,990
                      Tohoku Electric Power Co., Inc.                      16,900            248,793
                      Tokyo Broadcasting System, Inc.                       4,000             50,291
                      Tokyo Electric Power                                 31,900            606,173
                      Tokyo Electron Limited                                3,400            153,855
                      Tokyo Gas Co.                                        56,000            175,546
                      Tokyu Corporation                                    33,000            116,238
                      Toppan Printing Co., Ltd.                            14,000            105,351
                      Toray Industries, Inc.                               37,000             78,571
                      Toshiba Corporation (a)                              79,000            247,645
                      Tosoh Corporation                                     3,000              7,230
                      Tostem Corporation                                    9,000            136,513
                      Toto Limited                                         16,000             59,189
                      Toyo Information Systems Co., Ltd.                      400              5,905
                      Toyo Seikan Kaisha, Ltd.                              5,000             59,619
                      Toyobo Co., Ltd.                                      2,000              2,612
                      Toyota Motor Corporation                             71,600          1,924,699
                      Trans Cosmos Inc.                                     2,200             22,488
                      Trend Micro Incorporated (a)                          4,000             68,425
                      UFJ Holdings, Inc.                                      121            122,356
                      Ube Industries, Ltd.                                 13,000             13,036
                      Uni-Charm Corporation                                   400             15,876
                      Uny Co., Ltd.                                         4,000             39,134
                      Wacoal Corp.                                          5,000             38,552
                      West Japan Railway Company                               46            163,192
                      World Co., Ltd.                                       1,600             30,741
                      Yakult Honsha Co., Ltd.                               2,000             22,786
                      Yamada Denki                                            600             12,665
                      Yamaha Corporation                                    6,000             55,465
                      Yamanouchi Pharmaceutical Co., Ltd.                   7,000            202,916
                      Yamato Transport Co., Ltd.                           15,000            195,921
                      Yamazaki Baking Co., Ltd.                             7,000             39,226
                      The Yasuda Fire & Marine
                         Insurance Co. Ltd.                                17,000             99,275
                      Yokogawa Electric Corporation                         8,000             49,684
                      ------------------------------------------------------------------------------
                      Total Investments in Japan (Cost--$39,693,087)--19.7%               32,881,074
====================================================================================================
Netherlands           ABN AMRO Holding NV                                  41,168            673,082
                      ASM Lithography Holding NV (a)                       15,150            126,551
                      Aegon NV                                             38,967            501,336
                      Akzo Nobel NV                                         8,649            274,375
                      Buhrmann NV                                           6,946             30,323
                      Elsevier NV                                          14,552            177,905
                      Getronics NV (a)                                     25,492             15,516
                      Hagemeyer NV                                          2,945             21,324
                      Heineken NV                                           6,000            234,226
                      IHC Caland NV                                           926             48,879
                      ING Groep NV                                         49,607            840,209
                      KPN NV (a)                                           52,705            342,913
                      Koninklijke Ahold NV                                 17,283            219,455
                      Koninklijke Luchtvaart Maatschappij
                         NV (KLM)                                              91                877
                      Koninklijke Numico NV                                 7,546             95,025
                      Koninklijke (Royal) Philips
                         Electronics NV (a)                                35,665            625,028
                      Oce NV                                                  194              2,138
                      Royal Dutch Petroleum Company                        63,112          2,778,337
                      TNT Post Group NV                                    10,581            171,552
                      Unilever NV 'A'                                      16,239            997,763
                      VNU NV                                                6,939            180,952
                      Vedior NV 'A'                                         7,677             43,826
                      Vendex KBB NV                                         1,228             13,338
                      Wolters Kluwer NV 'A'                                10,798            188,102
                      ------------------------------------------------------------------------------
                      Total Investments in the Netherlands (Cost--$10,823,366)--5.2%       8,603,032
====================================================================================================


                                     20 & 21

                       Merrill Lynch International Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master International Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                           Shares
COUNTRY               Investments                                           Held              Value
====================================================================================================
New Zealand           Auckland International Airport
                         Limited                                           16,200           $ 47,032
                      Carter Holt Harvey Limited                            7,526              6,929
                      Contact Energy Limited                               31,055             64,492
                      Fisher & Paykel Appliances Holdings
                         Limited                                            1,098              5,801
                      Fisher & Paykel Industries Limited                    1,054              5,210
                      Fletcher Building Limited                            20,926             36,670
                      Fletcher Challenge Forests (a)                        9,927              5,089
                      Fletcher Challenge Forests Ltd.
                         (Preferred) (a)                                   18,827              9,651
                      Telecom Corporation of New Zealand
                         Limited                                           61,683            146,167
                      The Warehouse Group Limited                          16,257             62,250
                      ------------------------------------------------------------------------------
                      Total Investments in New Zealand (Cost--$323,397)--0.2%                389,291
====================================================================================================
Norway                Bergesen d.y. ASA 'A'                                 2,372             45,195
                      Bergesen d.y. ASA 'B'                                   300              4,850
                      DNB Holding ASA                                       1,308              6,155
                      Kvaerner ASA 'A' (a)                                 81,791             43,683
                      Merkantildata ASA (a)                                10,407              7,811
                      Nera ASA (a)                                          6,500              7,037
                      Norsk Hydro ASA                                       5,649            253,185
                      Norske Skogindustrier ASA                             3,089             43,697
                      Orkla ASA 'A'                                         2,153             36,672
                      SAS AB (a)                                            2,392             14,156
                      Schibsted ASA                                         3,568             37,082
                      Smedvig ASA 'A'                                       3,691             17,582
                      Smedvig ASA 'B'                                         600              2,434
                      Statoil ASA                                           6,904             58,299
                      Storebrand ASA (a)                                   18,604             69,821
                      Tandberg ASA                                          2,592             14,966
                      Telenor A/S (ADS) (c)                                 8,900             98,078
                      Tomra Systems ASA                                     2,598             16,913
                      ------------------------------------------------------------------------------
                      Total Investments in Norway (Cost--$1,008,964)--0.5%                   777,616
====================================================================================================
Portugal              BPI-SGPS, SA (Registered Shares)                     41,741             95,491
                      Banco Comercial Portugues, SA (BCP)
                         (Registered Shares)                               34,351             82,189
                      Banco Espirito Santo, SA
                         (Registered Shares)                                8,484            111,289
                      Brisa--Auto Estradas de Portugal, SA                 11,704             64,850
                      Cimpor--Cimentos de Portugal, SGPS, SA                3,061             51,395
                      Eletricidade de Portugal, SA (EDP)                   34,389             57,380
                      Jeronimo Martins SGPS, SA (a)                         3,120             22,755
                      Portugal Telecom SA (Registered Shares)              17,658            121,374
                      Sonae, S.G.P.S., SA (a)                               2,561              1,075
                      ------------------------------------------------------------------------------
                      Total Investments in Portugal (Cost--$762,373)--0.4%                   607,798
====================================================================================================
Singapore             Capitaland Limited                                   33,833             21,652
                      Chartered Semiconductor Manufacturing
                         Limited (a)                                       13,000              5,321
                      Chartered Semiconductor Manufacturing
                         Limited (ADR) (a)(b)                               1,120              4,413
                      City Developments Limited                            20,535             49,251
                      Creative Technology Limited                           5,907             41,889
                      Cycle & Carriage Ltd.                                 2,413              4,730
                      DBS Group Holdings Limited                           26,751            169,652
                      Fraser & Neave Limited                                4,263             19,171
                      Haw Par Corporation Ltd.                              1,766              3,319
                      Hotel Properties Limited                              6,676              3,580
                      Keppel Corporation Ltd.                              33,914             72,345
                      Neptune Orient Lines Limited (a)                     18,873             10,010
                      Oversea-Chinese Banking Corporation Ltd.             32,598            181,361
                      Overseas Union Enterprise Ltd.                        2,631              8,874
                      Sembcorp Industries Limited                          24,154             10,932
                      Singapore Airlines Limited                           20,582            121,036
                      Singapore Food Industries Limited                     4,974              2,007
                      Singapore Press Holdings Ltd.                         5,792             60,775
                      Singapore Technologies Engineering Ltd.              56,213             53,474
                      Singapore Telecommunications, Ltd.                  103,718             74,148
                      United Overseas Bank Ltd.                            43,204            293,922
                      Venture Manufacturing (Singapore) Ltd.               11,000             88,152
                      ------------------------------------------------------------------------------
                      Total Investments in Singapore (Cost--$1,617,269)--0.8%              1,300,014
====================================================================================================
South Africa          SABMiller PLC                                        27,200            193,330
                      ------------------------------------------------------------------------------
                      Total Investments in South Africa (Cost--$194,019)--0.1%               193,330
====================================================================================================
Spain                 ACS, Actividades de Construccion y
                         Servicios, SA                                      1,897             61,015
                      Acerinox SA                                           2,745            100,792
                      Acesa Infraestructuras, SA (Rights) (g)               6,033              3,482
                      Altadis                                               8,775            200,192
                      Amadeus Global Travel Distribution SA 'A'               835              3,444
                      Autopistas, Concesionaria Espanola SA                 6,033             68,375
                      Banco Bilbao Vizcaya, SA                             83,773            801,752
                      Banco Santander Central Hispano SA                  136,742            938,471
                      Corporacion Mapfre SA                                 7,932             64,343
                      Endesa SA                                            26,531            310,434
                      Fomento de Construcciones y
                         Contratas SA                                       2,428             54,526
                      Gas Natural SDG, SA 'E'                               6,184            117,265
                      Grupo Dragados SA                                     7,126            121,144
                      Iberdrola SA                                         20,100            281,591
                      Iberia Lineas Aereas de Espana SA                    15,500             22,772
                      Industria de Disenso Textil, SA                       5,665            133,819
                      Repsol-YPF, SA                                       27,151            359,002
                      Sociedad General de Aguas de
                         Barcelona, SA                                      3,462             34,877
                      Sociedad General de Aguas de
                         Barcelona, SA (New) (a)                               34                333
                      Sol Melia, SA                                         5,365             21,225
                      TelePizza, SA (a)                                     7,245              5,702
                      Telefonica SA (a)                                   133,923          1,198,796
                      Telefonica, SA (ADR) (a)(b)                           1,040             27,633
                      Terra Networks, SA (a)                               12,990             54,663
                      Union Electrica Fenosa, SA                            8,715            114,776
                      Zeltia, SA                                            6,228             35,423
                      ------------------------------------------------------------------------------
                      Total Investments in Spain (Cost--$5,261,572)--3.1%                  5,135,847
====================================================================================================
Sweden                Assa Abloy AB 'B'                                     8,188             93,501
                      Atlas Copco AB 'A'                                    6,014            117,336
                      Billerud                                                277              3,020
                      Drott AB 'B'                                          1,400             15,585
                      Electrolux AB 'B'                                     9,442            148,999
                      Gambro AB 'B'                                         3,981             22,113
                      Hennes & Mauritz AB 'B'                              16,531            318,732
                      Modern Times Group MTG AB 'B' (a)                     2,810             22,735
                      Nordbanken Holding AB                                81,914            361,000
                      OM Gruppen AB                                         1,010              4,822
                      SAS AB                                                1,680              9,873
                      SKF AB 'B'                                            4,117            106,784
                      Sandvik AB                                            5,478            122,281
                      Securitas AB 'B'                                     12,631            150,761
                      Skandia Forsakrings AB                               26,306             70,042
                      Skandinaviska Enskilda Banken
                         (SEB) 'A'                                         13,061            108,676
                      Skanska AB 'B'                                       11,713             68,558
                      Svenska Cellulosa AB (SCA) 'B'                        7,546            254,614
                      Svenska Handelsbanken AB                             14,010            186,515
                      Swedish Match AB                                      5,000             39,308
                      Tele2 AB 'B' (a)                                      3,784            100,101
                      Telefonaktiebolaget LM Ericsson
                         (ADR) (a)(b)                                       1,407              9,483
                      Telefonaktiebolaget LM Ericsson
                         AB 'B' (a)                                       430,925            301,682
                      Telia AB                                             28,554            107,488
                      Trelleborg AB (Class B)                                 358              2,897
                      Volvo AB 'A'                                          1,148             17,918
                      Volvo AB 'B'                                          8,230            134,124
                      WM-Data AB 'B'                                        4,275              3,729
                      ------------------------------------------------------------------------------
                      Total Investments in Sweden (Cost--$4,096,840)--1.7%                 2,902,677
====================================================================================================


                                     22 & 23

                       Merrill Lynch International Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master International Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                           Shares
COUNTRY               Investments                                           Held              Value
====================================================================================================
Switzerland           ABB Ltd. (a)                                         43,465          $ 123,539
                      Adecco SA (Registered Shares)                         4,777            187,252
                      Centerpulse AG (Registered Shares) (a)                  286             49,849
                      Ciba Specialty Chemicals AG
                         (Registered Shares)                                2,833            197,513
                      Clariant AG (Registered Shares)                       1,294             20,682
                      Compagnie Financiere Richemont AG 'A'                15,784            294,516
                      Credit Suisse Group                                  39,676            860,837
                      Givaudan (Registered Shares)                            345            154,697
                      Holcim Ltd. 'B'                                         844            153,210
                      Kudelski SA (Bearer) (a)                              1,763             23,907
                      Logitech International SA
                         (Registered Shares) (a)                              269              8,025
                      Lonza Group AG (Registered Shares)                    1,733            105,281
                      Nestle SA (Registered Shares)                        11,973          2,537,130
                      Novartis AG (Registered Shares)                      84,368          3,078,300
                      Roche Holding AG                                     20,727          1,444,309
                      Roche Holding AG (Bearer)                             1,511            191,238
                      SGS Societe Generale de Surveillance
                         Holding SA 'R'                                        62             18,653
                      Serono SA 'B'                                           291            155,949
                      Sulzer AG (Registered Shares)                           133             18,083
                      Swatch Group AG 'B'                                     449             37,344
                      Swatch Group AG (Registered Shares)                   2,276             38,518
                      Swiss Re (Registered Shares)                          8,702            570,819
                      Swisscom AG (Registered Shares)                         988            286,175
                      Syngenta AG                                           2,268            131,304
                      Synthes-Stratec Inc.                                     55             33,731
                      UBS AG (Registered Shares)                           36,646          1,781,016
                      Unaxis Holding AG 'R'                                   136              9,098
                      Zurich Financial Services AG                          5,067            472,729
                      ------------------------------------------------------------------------------
                      Total Investments in Switzerland (Cost--$14,282,596)--7.8%          12,983,704
====================================================================================================
United Kingdom        3i Group PLC                                         23,991            214,358
                      AMEC PLC                                             18,532             42,738
                      ARM Holdings PLC (a)                                 33,823             26,137
                      AVIVA PLC                                            67,201            479,268
                      AWG PLC (a)                                           2,706             18,885
                      Aegis Group PLC                                      75,089             94,593
                      Amvescap PLC                                          9,940             63,690
                      Associated British Ports Holdings PLC                 5,600             36,017
                      AstraZeneca Group PLC                                50,921          1,819,905
                      BAA PLC                                              38,222            310,129
                      BAE Systems PLC                                      74,318            148,359
                      BBA Group PLC                                         5,728             17,037
                      BG Group PLC                                         91,368            394,210
                      BICC PLC                                             30,308             70,506
                      BOC Group PLC                                        18,186            259,985
                      BP Amoco PLC                                        646,961          4,447,387
                      BP Amoco PLC (ADR) (b)                                3,849            156,462
                      BPB PLC                                               8,834             34,986
                      BT Group PLC                                        247,475            776,900
                      BT Group PLC (ADR) (b)                                  900             28,197
                      Barclays PLC                                        190,431          1,180,313
                      Barratt Developments PLC                                546              3,437
                      Billiton PLC                                         78,487            419,187
                      Boots Company PLC                                    20,529            193,671
                      Brambles Industries PLC                              31,990             78,281
                      British Airways PLC (a)                              16,342             35,517
                      British American Tobacco PLC                         53,717            536,602
                      The British Land Company PLC                         23,225            169,002
                      British Sky Broadcasting Group PLC
                         ("BSkyB") (a)                                     40,058            412,087
                      Bunzl PLC                                             5,197             31,793
                      Cable & Wireless PLC                                 48,379             34,854
                      Cadbury Schweppes PLC                                70,284            437,891
                      Canary Wharf Group PLC                               11,328             42,948
                      Capita Group PLC                                     29,810            118,778
                      Carlton Communications PLC                           38,415             83,026
                      Celltech Group PLC (a)                               14,811             82,263
                      Centrica PLC                                        123,844            340,934
                      Chubb PLC                                            13,844             19,557
                      Close Brothers Group PLC                              2,797             25,036
                      Compass Group PLC                                    62,507            332,079
                      Corus Group PLC (a)                                  93,588             41,057
                      Daily Mail and General Trust 'A'                      3,119             29,199
                      Diageo PLC                                          100,407          1,091,105
                      Dixons Group PLC                                     43,124            100,667
                      EMI Group PLC                                        37,723             84,415
                      Electrocomponents PLC                                12,308             56,868
                      FKI PLC                                               9,108             12,903
                      FirstGroup PLC                                        6,151             23,320
                      GKN PLC                                              21,805             70,470
                      George Wimpey PLC                                    21,841             93,530
                      Glaxo Wellcome PLC                                      800             29,968
                      GlaxoSmithKline PLC (ADR) (b)                       182,044          3,493,426
                      Granada PLC                                          45,137             57,951
                      The Great Universal Stores PLC                       35,771            332,281
                      HBOS PLC                                            112,477          1,186,053
                      HSBC Holdings PLC                                   286,910          3,170,919
                      Hammerson PLC                                         6,585             50,144
                      Hanson PLC                                           28,353            125,982
                      Hays PLC                                             68,298            101,981
                      Hilton Group PLC                                     69,991            188,173
                      IMI PLC                                              11,268             47,618
                      Imperial Chemical Industries PLC                     21,892             81,060
                      Imperial Tobacco Group PLC                           18,261            310,153
                      International Power PLC (a)                          62,528             96,386
                      Invensys PLC                                        127,264            108,075
                      J Sainsbury PLC                                      31,443            141,103
                      Johnson Matthey PLC                                   3,020             38,895
                      Kidde PLC                                             1,460              1,663
                      Kingfisher PLC                                       67,466            241,665
                      Land Securities Group PLC                            18,331            231,661
                      Legal & General Group PLC                           161,396            249,438
                      Lloyds TSB Group PLC                                150,675          1,081,870
                      Lloyds TSB Group PLC (ADR) (b)                        2,530             72,333
                      Logica PLC                                           45,320            109,441
                      Man Group PLC                                         8,780            125,377
                      Marks & Spence Group PLC                             79,407            402,688
                      Misys PLC                                            27,041             76,619
                      National Grid Group PLC                              85,172            625,946
                      Next PLC                                              6,382             75,671
                      Nycomed Amersham PLC                                 27,874            249,501
                      Ocean Group PLC                                       9,717            107,627
                      P & O Princess Cruises PLC                           14,072             97,641
                      Pearson PLC                                          18,799            173,870
                      The Peninsular and Oriental Steam
                         Navigation Company                                11,523             30,516
                      Pilkington PLC                                       53,235             49,708
                      Provident Financial PLC                               7,073             67,638
                      Prudential Corporation PLC                           61,060            431,539
                      RMC Group PLC                                         7,554             44,632
                      Rank Group PLC                                       29,178            125,185
                      Reckitt Benckiser PLC                                13,225            256,556
                      Reed Elsevier PLC                                    38,661            331,119
                      Rentokil Initial PLC                                 66,396            235,160
                      Reuters Group PLC                                    40,508            115,755
                      Rexam PLC                                            16,452            112,301
                      Rio Tinto PLC (Registered Shares)                    32,203            642,861
                      Rolls-Royce PLC                                      74,522            128,371
                      Royal & Sun Alliance Insurance Group PLC             72,384            140,711
                      Royal Bank of Scotland Group PLC                     83,854          2,008,749
                      Safeway PLC                                          38,721            132,934
                      The Sage Group PLC                                   45,501             97,425
                      Schroders PLC                                         4,105             33,770
                      Scottish & Newcastle PLC                             16,039            119,681
                      Scottish and Southern Energy PLC                     29,957            327,949
                      ScottishPower PLC                                    50,102            292,390
                      ScottishPower PLC (ADR) (b)                             993             22,760
                      Serco Group PLC                                       2,405              5,929
                      Seton Scholl Healthcare Group PLC                     3,902             16,097
                      Severn Trent PLC                                     15,680            175,188
                      Shell Transport & Trading Company                   299,741          1,973,642
                      Signet Group PLC                                     79,661             87,207
                      Six Continents PLC                                   23,524            190,114
                      Slough Estates PLC                                      473              2,581
                      Smith & Nephew PLC                                   20,742            127,059
                      Smiths Industries PLC                                13,554            151,762
                      Stagecoach Holdings PLC                              18,574              8,821
                      TI Automotive Limited 'A' (a)                         1,025                  0
                      Tate & Lyle PLC                                       8,252             41,847
                      Taylor Woodrow PLC                                    1,561              4,260
                      Tesco PLC                                           227,534            710,636
                      Unilever PLC                                         84,717            806,041
                      United Business Media PLC                            19,481             90,951
                      United Utilities PLC                                 10,623            106,716
                      Vodafone Group PLC                                1,946,961          3,549,722
                      Vodafone Group PLC (ADR) (b)                         12,490            226,319
                      WPP Group PLC                                        27,847            212,723
                      Whitbread PLC                                         1,813             15,790
                      Wolseley PLC                                         17,741            148,947
                      ------------------------------------------------------------------------------
                      Total Investments in the United Kingdom (Cost--$49,987,800)--26.1%  43,503,780
====================================================================================================
United States         Datacraft Asia Limited                               29,000             18,995
                      I Shares MSCI EAFE Index Fund                         2,000            198,020
                      ------------------------------------------------------------------------------
                      Total Investments in the United States (Cost--$300,860)--0.1%          217,015
====================================================================================================


                                     24 & 25

                       Merrill Lynch International Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                      Master International Index Series (concluded)
                      ------------------------------------------------------------------------------
                      Partnership
                        Interest                  Short-Term Securities                       Value
====================================================================================================
                      $4,089,074     Merrill Lynch Liquidity Series, LLC Cash
                                       Sweep Series I (e)                                $ 4,089,074
                      ------------------------------------------------------------------------------
                                     Total Investments in Short-Term
                                       Securities (Cost--$4,089,074)--2.5%                 4,089,074
====================================================================================================
                      Total Investments (Cost--$187,847,548)--97.1%                      161,988,360

                      Variation Margin on Financial Futures Contracts--(0.1%)*              (160,203)

                      Unrealized Appreciation on Forward Foreign
                        Exchange Contracts--0.1%**                                           180,871

                      Other Assets Less Liabilities--2.9%                                  4,811,304
                                                                                        ------------
                      Net Assets--100.0%                                                $166,820,332
                                                                                        ============
====================================================================================================

(a)   Non-income producing security.
(b)   American Depositary Receipts (ADR).
(c)   American Depositary Shares (ADS).
(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                              Net            Net        Interest
      Affiliate                            Activity         Cost         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,     $4,089,074     $4,089,074      $3,242
      LLC Cash Sweep Series I
      --------------------------------------------------------------------------

(f)   The rights may be exercised until 1/16/2003.
(g)   The rights may be exercised until 1/10/2003.
* Financial futures contracts purchased as of December 31, 2002 were as follows:

      --------------------------------------------------------------------------
      Number of                                       Expiration
      Contracts          Issue          Exchange         Date           Value
      --------------------------------------------------------------------------
         2          Hang Seng Index       SIMEX      January 2003      $ 119,089
         6          All Ordinaries         SFE        March 2003         253,817
       126               EURO            DJ EURO      March 2003       3,166,774
        35               FTSE             LIFFE       March 2003       2,203,993
        30               TOPIX            Tokyo       March 2003       2,109,632
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price--$7,972,872)                              $7,853,305
                                                                      ==========
      --------------------------------------------------------------------------

** Forward foreign exchange contracts as of December 31, 2002 were as follows:

      Foreign Currency                 Expiration                    Unrealized
      Purchased                           Date                      Appreciation
      --------------------------------------------------------------------------
      CHF         865,000             January 2003                   $ 29,421
      (euro)    2,168,000             January 2003                     91,420
      (pound)   1,145,000             January 2003                     30,762
      (Y)     144,200,000             January 2003                     29,353
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts--Net
      (US$ Commitment--$5,777,125)                                   $180,871
                                                                     ========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
INTERNATIONAL
INDEX SERIES          As of December 31, 2002
===================================================================================================================================
Assets:               Investments, at value (including securities loaned of $10,254,352)
                      (identified cost--$187,847,548) .............................................                   $ 161,988,360
                      Investments held as collateral for loaned securities, at value ..............                      10,759,412
                      Cash on deposit for financial futures contracts .............................                       2,246,172
                      Unrealized appreciation on forward foreign exchange contracts ...............                         180,871
                      Foreign cash (Cost--$1,530,897) .............................................                       1,576,207
                      Receivables:
                        Contributions .............................................................    $ 1,001,882
                        Dividends .................................................................        253,109
                        Investment adviser ........................................................         74,443
                        Interest ..................................................................          2,768        1,332,202
                                                                                                       -----------
                      Prepaid expenses and other assets ...........................................                           1,266
                                                                                                                      -------------
                      Total assets ................................................................                     178,084,490
                                                                                                                      -------------
===================================================================================================================================
Liabilities:          Collateral on securities loaned, at value ...................................                      10,759,412
                      Payables:
                        Withdrawals ...............................................................        240,174
                        Variation margin ..........................................................        160,203          400,377
                                                                                                       -----------
                      Accrued expenses and other liabilities ......................................                         104,369
                                                                                                                      -------------
                      Total liabilities ...........................................................                      11,264,158
                                                                                                                      -------------
===================================================================================================================================
Net Assets:           Net assets ..................................................................                   $ 166,820,332
                                                                                                                      =============
===================================================================================================================================
Net Assets            Investors' capital ..........................................................                   $ 192,559,011
Consist of:           Unrealized depreciation on investments and foreign currency transactions--net                     (25,738,679)
                                                                                                                      -------------
                      Net assets ..................................................................                   $ 166,820,332
                                                                                                                      =============
===================================================================================================================================

      See Notes to Financial Statements.


                                     26 & 27

                       Merrill Lynch International Index Fund, December 31, 2002

STATEMENT OF OPERATIONS

MASTER
INTERNATIONAL
INDEX SERIES             For the Year Ended December 31, 2002
===============================================================================================================================
Investment Income:       Dividends (net of $496,996 foreign withholding tax) ...............                      $   4,237,066
                         Interest ..........................................................                            100,081
                         Securities lending--net ...........................................                             73,306
                                                                                                                  -------------
                         Total income ......................................................                          4,410,453
                                                                                                                  -------------
===============================================================================================================================
Expenses:                Custodian fees ....................................................    $     129,232
                         Professional fees .................................................          111,541
                         Accounting services ...............................................           36,989
                         Investment advisory fees ..........................................           19,219
                         Trustees' fees and expenses .......................................            2,383
                         Printing and shareholder reports ..................................              527
                         Other .............................................................            4,036
                                                                                                -------------
                         Total expenses before reimbursement ...............................          303,927
                         Reimbursement of expenses .........................................         (150,080)
                                                                                                -------------
                         Total expenses after reimbursement ................................                            153,847
                                                                                                                  -------------
                         Investment income--net ............................................                          4,256,606
                                                                                                                  -------------
===============================================================================================================================
Realized &               Realized gain (loss) from:
Unrealized Gain            Investments--net ................................................      (16,194,189)
(Loss) on                  Foreign currency transactions--net ..............................          696,258       (15,497,931)
Investments &                                                                                   -------------
Foreign Currency         Change in unrealized appreciation/depreciation on:
Transactions--Net:         Investments--net ................................................      (23,288,813)
                           Foreign currency transactions--net ..............................          266,025       (23,022,788)
                                                                                                -------------     -------------
                         Total realized and unrealized loss on investments and foreign
                         currency transactions--net ........................................                        (38,520,719)
                                                                                                                  -------------
                         Net Decrease in Net Assets Resulting from Operations ..............                      $ (34,264,113)
                                                                                                                  =============
===============================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                             For the
MASTER                                                                                               Year Ended December 31,
INTERNATIONAL                                                                                   -------------------------------
INDEX SERIES             Increase (Decrease) in Net Assets:                                           2002             2001
===============================================================================================================================
Operations:              Investment income--net ............................................    $   4,256,606     $     441,463
                         Realized loss on investments and foreign currency transactions--net      (15,497,931)       (3,668,274)
                         Change in unrealized appreciation/depreciation on investments and
                         foreign currency transactions--net ................................      (23,022,788)         (878,430)
                                                                                                -------------     -------------
                         Net decrease in net assets resulting from operations ..............      (34,264,113)       (4,105,241)
                                                                                                -------------     -------------
===============================================================================================================================
Capital                  Proceeds from contributions .......................................       85,092,571       203,141,807
Transactions:            Fair value of withdrawals .........................................      (79,519,958)      (19,287,925)
                                                                                                -------------     -------------
                         Increase in net assets derived from net capital contributions .....        5,572,613       183,853,882
                                                                                                -------------     -------------
===============================================================================================================================
Net Assets:              Total increase (decrease) in net assets ...........................      (28,691,500)      179,748,641
                         Beginning of year .................................................      195,511,832        15,763,191
                                                                                                -------------     -------------
                         End of year .......................................................    $ 166,820,332     $ 195,511,832
                                                                                                =============     =============
===============================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                                       For the
                                                                                                                       Period
                                                                                      For the Year Ended            December 30,
MASTER                                                                                    December 31,                1999+ to
INTERNATIONAL            The following ratios have been derived from        --------------------------------------  December 31,
INDEX SERIES FUND        information provided in the financial statements.      2002         2001          2000         1999
===============================================================================================================================
Total Investment                                                                (15.81%)      (21.77%)          --           --
Return:**                                                                   ==========    ==========    ==========   ==========
===============================================================================================================================
Ratios to Average        Expenses, net of reimbursement ................           .08%          .08%          .08%         .08%*
Net Assets:                                                                 ==========    ==========    ==========   ==========
                         Expenses ......................................           .16%          .39%         1.34%         .63%*
                                                                            ==========    ==========    ==========   ==========
                         Investment income--net ........................          2.21%         1.20%         1.55%        2.14%*
                                                                            ==========    ==========    ==========   ==========
===============================================================================================================================
Supplemental             Net assets, end of period (in thousands) ......    $  166,820    $  195,512    $   15,763   $   10,054
Data:                                                                       ==========    ==========    ==========   ==========
                         Portfolio turnover ............................         19.52%        30.19%         5.89%         .00%
                                                                            ==========    ==========    ==========   ==========
===============================================================================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.

      See Notes to Financial Statements.


                                     28 & 29

                       Merrill Lynch International Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS

MASTER
INTERNATIONAL
INDEX SERIES

1. Significant Accounting Policies:

Master International Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.


                                     30 & 31

                       Merrill Lynch International Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
INTERNATIONAL
INDEX SERIES

FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .08%. Effective January 1, 2003, the limit was increased from .08% to .12%. This arrangement expires December 31, 2003 and is renewable. FAM reimbursed the Fund for additional expenses of $150,080.

For the year ended December 31, 2002, the Series reimbursed FAM $3,694 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2002 were $42,697,582 and $36,357,796, respectively.

Net realized gains (losses) for the year ended December 31, 2002 and unrealized gains (losses) as of December 31, 2002 were as follows:

-------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)     Gains (Losses)
-------------------------------------------------------------------------------
Investments:
  Long-term ............................       $(14,698,445)       $(25,859,188)
  Short-term ...........................                (89)                 --
  Financial futures contracts ..........         (1,495,655)           (119,567)
                                               ------------        ------------
Total investments ......................        (16,194,189)        (25,978,755)
                                               ------------        ------------
Currency transactions:
  Forward foreign exchange
    contracts ..........................            313,552             180,871
  Foreign currency transactions ........            382,706              59,205
                                               ------------        ------------
Total currency transactions ............            696,258             240,076
                                               ------------        ------------
Total ..................................       $(15,497,931)       $(25,738,679)
                                               ============        ============
-------------------------------------------------------------------------------

Included in long-term net realized gains (losses) for the year ended December 31, 2002 are net losses of $3,344,151, resulting from an in-kind withdrawal in the amount of $10,628,060 from the Series.

As of December 31, 2002, net unrealized depreciation for Federal income tax purposes aggregated $28,567,017, of which $8,328,004 related to appreciated securities and $36,895,021 related to depreciated securities. At December 31, 2002, the aggregate cost of investments for Federal income tax purposes was $190,555,377.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a credit agreement with Bank One, N.A. and certain other lenders. Effective November 29, 2002, in conjunction with the renewal for one year at the same terms, the total commitment was reduced from $1,000,000,000 to $500,000,000. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2002.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Master International Index Series (One of the series constituting Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master International Index Series as of December 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master International Index Series of Quantitative Master Series Trust as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2003


                                     32 & 33

                       Merrill Lynch International Index Fund, December 31, 2002

OFFICERS AND DIRECTORS/TRUSTEES

                                                                                                         Number of         Other
                                 Position(s)                                                           Portfolios in   Directorships
                                     Held      Length                                                   Fund Complex      Held by
                                  with Fund    of Time                                                  Overseen by      Director/
Name               Address & Age    /Trust     Served   Principal Occupation(s) During Past 5 Years   Director/Trustee    Trustee
====================================================================================================================================
Interested Director/Trustee
====================================================================================================================================
Terry K. Glenn*    P.O. Box 9011  President   2000 to   Chairman, Americas Region since 2001 and          117 Funds         None
                   Princeton, NJ  and         present   Executive Vice President since 1983 of Fund    162 Portfolios
                   08543-9011     Director/   and 1997  Asset Management ("FAM") and Merrill Lynch
                   Age: 62        Trustee     to        Investment Managers, L.P. ("MLIM"); President
                                              present   of Merrill Lynch Mutual Funds since 1999;
                                                        President of FAM Distributors, Inc. ("FAMD")
                                                        since 1986 and Director thereof since 1991;
                                                        Executive Vice President and Director of
                                                        Princeton Services, Inc. ("Princeton
                                                        Services") since 1993; President of Princeton
                                                        Administrators, L.P. since 1988; Director
                                                        of Financial Data Services, Inc. since 1985.
                ====================================================================================================================
                * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which
                  FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the Investment
                  Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM
                  and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton
                  Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================

                                                                                                         Number of         Other
                                 Position(s)                                                          Portfolios in   Directorships
                                    Held       Length                                                  Fund Complex       Held by
                                  with Fund    of Time                                                  Overseen by      Director/
Name               Address & Age    /Trust     Served*  Principal Occupation(s) During Past 5 Years   Director/Trustee    Trustee
====================================================================================================================================
Independent Directors/Trustees
====================================================================================================================================
Donald W. Burton   P.O. Box 9095  Director/    2002 to  General Partner of The Burton Partnership,        23 Funds      ITC Delta-
                   Princeton, NJ  Trustee      present  Limited Partnership since 1979; Managing       34 Portfolios    Com, Inc.;
                   08543-9095                           General Partner of the South Atlantic                           ITC Holding
                   Age: 58                              Venture Fund II and III, Limited Partnerships                   Company,
                                                        and Chairman of South Atlantic Private Equity                   Inc.;
                                                        Fund IV, Limited Partnership since 1983;                        Knology,
                                                        Member of the Investment Advisory Council of                    Inc.; Main-
                                                        the Florida State Board of Administration                       Bancorp,
                                                        since 2001.                                                     N.A.; Pri-
                                                                                                                        Care, Inc.;
                                                                                                                        Symbion,
                                                                                                                        Inc.
====================================================================================================================================
M. Colyer Crum     P.O. Box 9095  Director/    2000 to  James R. Williston Professor of Investment        23 Funds      Cambridge
                   Princeton, NJ  Trustee      present  Management Emeritus, Harvard Business School   34 Portfolios    Bancorp
                   08543-9095                           since 1996.
                   Age: 70
====================================================================================================================================
Laurie Simon       P.O. Box 9095  Director/    2000 to  Professor of Finance and Economics, Graduate      23 Funds         None
Hodrick            Princeton, NJ  Trustee      present  School of Business, Columbia University since  34 Portfolios
                   08543-9095                           1998; Associate Professor of Finance and
                   Age: 40                              Economics, Graduate School of Business,
                                                        Columbia University from 1996 to 1998.
====================================================================================================================================
J. Thomas          P.O. Box 9095  Director/    2000 to  Managing Partner of The Witt Touchton Company      23 Funds     TECO
Touchton           Princeton, NJ  Trustee      present  and its predecessor, The Witt Co., since 1972;  34 Portfolios   Energy, Inc.
                   08543-9095                           Trustee Emeritus of Washington and Lee
                   Age: 64                              University.
====================================================================================================================================
Fred G. Weiss      P.O. Box 9095  Director/    2000 to  Managing Director of FGW Associates since 1997;    23 Funds     Watson
                   Princeton, NJ  Trustee      present  Vice President, Planning, Investment and        34 Portfolios   Pharma-
                   08543-9095                           Development of Warner Lambert Co. from 1979                     ceuticals,
                   Age: 61                              to 1997.                                                        Inc.
                ====================================================================================================================
                *  The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31, of the year which they turn 72.
====================================================================================================================================

                                  Position(s)
                                     Held      Length
                                   with Fund   of Time
Name               Address & Age     /Trust    Served*                Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers
====================================================================================================================================
Donald C. Burke    P.O. Box 9011  Vice       1997 to    First Vice President of FAM and MLIM since 1997 and Treasurer thereof
                   Princeton, NJ  President  present    since 1999; Senior Vice President and Treasurer of Princeton Services
                   08543-9011     and        and 1999   since 1999; Vice President of FAMD since 1999; Director of MLIM Taxation
                   Age: 42        Treasurer  to present since 1990.
====================================================================================================================================
Robert C.          P.O. Box 9011  Senior     1999 to    President and Global Chief Investment Officer of MLIM and member of the
Doll, Jr.          Princeton, NJ  Vice       present    Executive Management Committee of ML & Co., Inc. since 2001; Chief
                   08543-9011     President             Investment Officer, Senior Vice President and Co-Head of MLIM Americas from
                   Age: 49                              1999 to 2001; Chief Investment Officer of Oppenheimer Funds, Inc. from 1987 to 1999 and Executive Vice President from 1991 to 1999.
====================================================================================================================================
Richard Vella      P.O. Box 9011  Senior     1999 to    Senior Portfolio Manager and Head of Global Index and Enhanced Index
                   Princeton, NJ  Vice       present    products for Merrill Lynch Quantitative Advisors since 1999; Managing
                   08543-9011     President             Director and Head of the Global Index and Enhanced Index business at
                   Age: 46                              Bankers Trust from 1984 to 1999.
====================================================================================================================================
Stephen M. Benham  P.O. Box 9011  Secretary  2002 to    Vice President (Legal Advisory) of MLIM since 2000; Associate with
                   Princeton, NJ             present    Kirkpatrick & Lockhart LLP from 1997 to 2000.
                   08543-9011
                   Age: 43
                ====================================================================================================================
                *  Officers of the Fund serve at the pleasure of the Board of Directors/Trustees.
====================================================================================================================================

Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Effective January 1, 2003, J. Thomas Touchton, Director/Trustee of Merrill Lynch International Index Fund, retired. The Fund's Board of Directors/Trustees wishes Mr. Touchton well in his retirement.


                                     34 & 25

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper          #Index 2--12/02

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

 Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Index Fund


By: /s/ Terry K. Glenn
    --------------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch International Index Fund

Date: February 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    --------------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch International Index Fund

Date: February 24, 2003


By: /s/ Donald C. Burke
    --------------------------------------
    Donald C. Burke
    Chief Financial Officer of
    Merrill Lynch International Index Fund

Date: February 24, 2003